Related party transactions - Summary of Stock Options, Stock Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares	Oct. 31, 2016 shares
Disclosure of transactions between related parties [line items]
Number of units held, stock options	7,770,000	8,566,000	10,650,000
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Number of units held, stock options	2,154,835	2,174,841
Number of units held, other non-option stock based awards	1,440,002	1,371,104
Number of units held, RBC common and preferred shares	453,316	632,631
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	4,048,153	4,178,576
Stock options, value | $	$ 37	$ 60
Other non-option stock based awards, value | $	138	138
RBC common and preferred shares, value | $	43	64
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 218	$ 262